27. Research and Development and Energy Efficiency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	R$ 126,471
Amounts payable to regulatory agencies	13,889
Other amounts payable	392,115
Research and development and energy efficiency	532,475	R$ 483,889	R$ 398,993
Research and development and energy efficiency, current	282,766	231,513	167,881
Research and development and energy efficiency, noncurrent	249,709	252,376	231,112
MME
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency	2,616	2,302	R$ 2,882
Research and Development - R&D
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	103,617
Amounts payable to regulatory agencies	7,848
Other amounts payable	212,504
Research and development and energy efficiency	323,969	300,993
Research and Development - R&D | National Fund for Scientific and Technological Development - FNDCT
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	0
Amounts payable to regulatory agencies	5,232
Other amounts payable	0
Research and development and energy efficiency	5,232	4,603
Research and Development - R&D | MME
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	0
Amounts payable to regulatory agencies	2,616
Other amounts payable	0
Research and development and energy efficiency	2,616	2,302
Research and Development - R&D | R&D
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	103,617
Amounts payable to regulatory agencies	0
Other amounts payable	212,504
Research and development and energy efficiency	316,121	294,088
Energy efficiency program - EEP
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	22,854
Amounts payable to regulatory agencies	6,041
Other amounts payable	179,611
Research and development and energy efficiency	208,506	182,896
Energy efficiency program - EEP | National Program of electricity conservation - Procel
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	0
Amounts payable to regulatory agencies	6,041
Other amounts payable	0
Research and development and energy efficiency	6,041	4,932
Energy efficiency program - EEP | EEP
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	22,854
Amounts payable to regulatory agencies	0
Other amounts payable	179,611
Research and development and energy efficiency	R$ 202,465	R$ 177,964